Short-Term Loans From Third Party (Details Textual)	1 Months Ended
Dec. 30, 2018 USD ($)
Short-term Debt [Abstract]
Bridge loan	$ 30,000
Interest at a flat rate	10.00%
Initial term	6 months
Short-term loan, description	The investor shall have at any time after the Maturity Date the option to convert the loan principal plus the unpaid interest into Ordinary Shares of the Company, at a conversion price equal to 70% of the lowest closing price of the Company's Ordinary Shares in the five (5) days prior to the conversion as quoted by Bloomberg, LP. In the event of default by the Company, the investor shall have the option to convert the loan principal plus the interest into Ordinary Shares of the Company, at a conversion price equal to 60% of the lowest closing price of the Company's Ordinary Shares in the fifteen (15) days prior to the conversion as quoted by Bloomberg, LP.